Assets and liabilities held for sale and discontinued operations - Assets Held for Sale (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 42,000,000	$ 0	[1]	$ 0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	42,000,000	0		0
Vessels | Tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	42,000,000	0		0
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 0		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.